Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (2,452)	€ (1,280)	€ (2,051)
Interest paid		(380)	(334)	(315)
Interest received		173	3	37
Dividends received from non-consolidated entities		1	2	0
Proceeds from disposals of investments	[1]	1,488	676	918	[2]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[3]	134	€ 42	0	[2]
EUROAPI
Condensed Cash Flow Statements, Captions [Line Items]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax		€ 101
Seprafilm
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of investments				311
Regeneron
Condensed Cash Flow Statements, Captions [Line Items]
Deferred income tax on disposal of investments				€ 115

[1]	(g) For 2022, 2021 and 2020, this line item mainly comprises disposals of assets and activities related to portfolio streamlining and disposals of equity and debt instruments. For 2020, it also includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million. (see Note D.7.1.).
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	(h) For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1).